Loans (Tables)	12 Months Ended
Mar. 31, 2022
Loans by Facility
Loans by facility as of March 31, 2021 and March 31, 2022 were as follows:

	As of March 31,
	2021		2022		2022

	(In millions)
Retail loans:
Auto loans	Rs.	964,053.2	Rs.	1,042,793.0	US$	13,744.5
Personal loans/Credit cards		2,042,727.2		2,341,971.8		30,868.2
Retail business banking		2,007,845.9		2,617,087.1		34,494.4
Commercial vehicle and construction equipment finance		805,329.8		951,066.0		12,535.5
Housing loans		702,235.5		830,882.4		10,951.4
Other retail loans		1,306,641.0		1,526,734.4		20,122.9

Subtotal	Rs.	7,828,832.6	Rs.	9,310,534.7	US$	122,716.9
Wholesale loans	Rs.	4,214,885.3	Rs.	5,099,009.3	US$	67,207.2

Gross loans		12,043,717.9		14,409,544.0		189,924.1
Less: Allowance for credit losses		343,528.7		372,671.8		4,911.9

Total	Rs.	11,700,189.2	Rs.	14,036,872.2	US$	185,012.2

Financing Receivable, by Maturity
The maturity of gross loans as of March 31, 2022 is set out below:

	As of March 31, 2022
	Wholesale loans		Retail loans		Total

	(In millions)
Maturity profile of loans:
Within one year	Rs.	2,174,459.2	Rs.	2,525,390.8	Rs.	4,699,850.0
Over one year through five years		1,844,496.2		6,006,016.1		7,850,512.3
Over five years		1,080,053.9		779,127.8		1,859,181.7

Total	Rs.	5,099,009.3	Rs.	9,310,534.7	Rs.	14,409,544.0

Total	US$	67,207.2	US$	122,716.9	US$	189,924.1

Past Due Financing Receivables

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2021 and March 31, 2022.

	As of March 31, 2021
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	8,523.6	Rs.	28,476.3	Rs.	927,053.3	Rs.	964,053.2	Rs.	28,476.3
Personal loans/Credit card		25,026.7		37,026.1		1,980,674.4		2,042,727.2		37,026.1
Retail business banking		19,239.0		31,328.9		1,957,278.0		2,007,845.9		31,328.9
Commercial vehicle and construction equipment finance		16,946.0		32,015.3		756,368.5		805,329.8		32,015.3
Housing loans		4,530.8		5,171.9		692,532.8		702,235.5		5,171.9
Other retail		18,535.0		39,584.4		1,248,521.6		1,306,641.0		39,584.4
Wholesale loans		6,277.0		40,179.5		4,168,428.8		4,214,885.3		40,179.5

Total	Rs.	99,078.1	Rs.	213,782.4	Rs.	11,730,857.4	Rs.	12,043,717.9	Rs.	213,782.4

1. Loans up to 30 days past due are considered current . 2. Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 33.6 billion.

	As of March 31, 2022
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	6,536.5	Rs.	20,441.6	Rs.	1,015,814.9	Rs.	1,042,793.0	Rs.	20,441.6
Personal loans/Credit card		27,433.8		28,057.5		2,286,480.5		2,341,971.8		28,057.5
Retail business banking		18,242.9		35,820.2		2,563,024.0		2,617,087.1		35,820.2
Commercial vehicle and construction equipment finance		20,263.0		25,091.5		905,711.5		951,066.0		25,091.5
Housing loans		3,296.3		6,478.4		821,107.7		830,882.4		6,478.4
Other retail		18,009.8		49,459.2		1,459,265.4		1,526,734.4		49,459.2
Wholesale loans		8,455.4		31,921.1		5,058,632.8		5,099,009.3		31,921.1

Total	Rs.	102,237.7	Rs.	197,269.5	Rs.	14,110,036.8	Rs.	14,409,544.0	Rs.	197,269.5

Total	US$	1,347.5	US$	2,600.1	US$	185,976.5	US$	189,924.1	US$	2,600.1

1.	Loans up to 30 days past due are considered current .
2.	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.
From fiscal year 2020
the Bank has implemented the packages announced by RBI on account of the COVID-19 pandemic which grants temporary extensions in repayment obligations to the borrowers without any interest or financial concessions. While the moratorium allowed customers (from March to August 2020) to temporarily freeze loan repayments, the loan restructuring packages eased the burden of monthly repayments. The total balance outstanding of loan facilities restructured was Rs. 138.4 billion as of March 31, 2021 and Rs. 229.8 billion (US$ 3.0 billion) as of March 31, 2022. These restructured facilities as of March 31, 2021 included retail loans and wholesale loans of Rs. 137.8 billion and Rs. 0.6 billion respectively and as of March 31, 2022 include retail loans and wholesale loans of Rs. 220.0 billion and Rs. 9.8 billion respectively. As stipulated by regulatory guidance, the Bank does not place loans with deferrals granted due to COVID-19 on nonaccrual status where such loans are not otherwise reportable as nonaccrual and thus considered in the allowance for loan losses.

Allowance for Credit Losses on Financing Receivables
Allowance for credit losses as of March 31, 2020 were as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0
Write-offs		(11,524.3)		(41,646.3)		(9,379.0)		(10,838.5)		(130.3)		(12,833.1)		(6,328.1)		—		—		(92,679.6)
Net allowance for credit losses*		13,169.8		40,487.4		9,471.1		15,901.0		439.8		16,508.1		12,521.3		31,088.3		3,694.0		143,280.8
Allowance for credit losses, end of the period	Rs.	7,814.5	Rs.	8,535.1	Rs.	21,687.4	Rs.	11,607.3	Rs.	1,414.7	Rs.	24,116.5	Rs.	26,426.4	Rs.	84,029.4	Rs.	13,201.9	Rs.	198,833.2

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	26,426.4	Rs.	—	Rs.	—	Rs.	26,426.4
Allowance collectively evaluated for impairment		7,814.5		8,535.1		21,687.4		11,607.3		1,414.7		24,116.5		—		84,029.4		13,201.9		172,406.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		35,423.4		—		—		35,423.4
Loans collectively evaluated for impairment		15,279.2		14,481.7		32,866.3		22,992.2		2,921.3		33,462.8		—		6,918,796.9		3,547,631.8		10,588,432.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.

25,658.9 million. Recoveries from retail loans
are
 Rs. 22,548.7 million and from wholesale loans
are
 Rs. 3,110.2 million.

Allowances for credit losses as of March 31, 2021 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2
Impact of Adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)
Net allowance for credit losses*		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7

Allowance for credit losses:
Individually evaluated Allowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6
Collectively evaluated Allowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1
Loans:		—		—		—		—		—		—		—
Individually evaluated Loans		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7
Collectively evaluated Loans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.
28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.

Allowances for credit losses as of March 31, 2022 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7	US$	4,527.9
Write-offs		(19,376.9)		(74,500.8)		(3,027.7)		(16,592.0)		(601.6)		(17,567.4)		(2,351.4)		(134,017.8)		(1,766.5)
Net allowance for credit losses*		21,750.2		75,986.2		9,794.3		21,986.2		(1,284.2)		29,775.2		5,153.0		163,160.9		2,150.5
Allowance for credit losses, end of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8	US$	4,911.9

Allowance for credit losses:
Individually evaluated Allowance	Rs.	18.4	Rs.	6.5	Rs.	2,651.4	Rs.	65.8	Rs.	—	Rs.	92.3	Rs.	35,619.7	Rs.	38,454.1	US$	506.8
Collectively evaluated Allowance		41,751.0		111,559.9		46,403.6		31,685.1		2,692.2		61,344.7		38,781.2		334,217.7		4,405.1
Loans:
Individually evaluated Loans		31.5		29.4		2,651.4		66.3		—		126.6		41,832.9		44,738.1		589.7
Collectively evaluated Loans		1,042,761.5		2,341,942.4		2,614,435.7		950,999.7		830,882.4		1,526,607.8		5,057,176.4		14,364,805.9		189,334.4

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.
36,181.4 million (US$ 476.9 million). Recoveries from retail loans is Rs. 35,385.3 million and from wholesale loans is Rs. 796.1 million.

Troubled Debt Restructurings Modifications
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Wholesale loans	Rs.	245,504.7	Rs.	263,190.7	Rs.	250,779.5	US$	3,305.4
Retail loans		736,290.1		753,857.1		807,146.1		10,638.5

Total	Rs.	981,794.8	Rs.	1,017,047.8	Rs.	1,057,925.6	US$	13,943.9

Financing Receivable, Allowance for Credit Loss on adopting ASC 32
The following table illustrates the impact on allowances for credit losses on adopting ASC 326.

	As of April 1, 2020
	As reported under ASC 326	Pre-ASC 326 adoption	Impact of ASC 326 adoption
	(In millions)
Loans:
Auto loans	Rs.29,099.9	Rs.19,219.0	Rs.9,880.9
Personal loans/Credit cards	85,188.2	47,097.1	38,091.1
Retail business banking	36,807.8	32,860.3	3,947.5
Commercial vehicle and construction equipment finance	20,788.9	20,463.4	325.5
Housing loans	3,360.2	1,700.7	1,659.5
Other retail loans	38,098.6	37,864.3	234.3
Wholesale loans	66,502.6	39,628.4	26,874.2

Allowance for Credit Losses on Loans	Rs.279,846.2	Rs.198,833.2	Rs.81,013.0
Allowance for Credit Losses on AFS debt securities	—	—	—
Accrued expenses and other liabilities:
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments	Rs.5,523.4	Rs.3,226.8	Rs.2,296.6
Allowance for Credit Losses Other	186.8	—	186.8
Total	Rs. 285,556.4	Rs. 202,060.0	Rs. 83,496.4

Retail Loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as at March 31, 2021:

Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	4,599.0	Rs.	30,174.9	Rs.	99,159.5	Rs.	168,159.1	Rs.	266,277.0	Rs.	362,747.1	Rs.	4,460.3	Rs.	—	Rs.	935,576.9
Non-performing		736.9		2,066.2		6,048.0		9,260.9		8,513.0		1,033.0		818.3		—		28,476.3

Subtotal	Rs.	5,335.9	Rs.	32,241.1	Rs.	105,207.5	Rs.	177,420.0	Rs.	274,790.0	Rs.	363,780.1	Rs.	5,278.6	Rs.	—	Rs.	964,053.2
Personal loans/Credit card
Performing	Rs.	613.8	Rs.	8,617.1	Rs.	48,658.4	Rs.	178,532.3	Rs.	483,925.8	Rs.	638,007.4	Rs.	326,118.9	Rs.	321,227.4	Rs.	2,005,701.1
Non-performing		118.6		601.7		3,144.1		8,704.2		11,381.7		1,162.5		8,259.7		3,653.6		37,026.1

Subtotal	Rs.	732.4	Rs.	9,218.8	Rs.	51,802.5	Rs.	187,236.5	Rs.	495,307.5	Rs.	639,169.9	Rs.	334,378.6	Rs.	324,881.0	Rs.	2,042,727.2
Retail business banking
Performing	Rs.	35,189.0	Rs.	49,573.1	Rs.	121,663.7	Rs.	145,473.9	Rs.	209,578.9	Rs.	480,518.2	Rs.	934,520.2	Rs.	—	Rs.	1,976,517.0
Non-performing		3,584.6		2,717.7		4,863.1		3,865.9		1,883.4		1,053.4		13,360.8		—		31,328.9

Subtotal	Rs.	38,773.6	Rs.	52,290.8	Rs.	126,526.8	Rs.	149,339.8	Rs.	211,462.3	Rs.	481,571.6	Rs.	947,881.0	Rs.	—	Rs.	2,007,845.9
Commercial vehicle and construction equipment finance
Performing	Rs.	517.8	Rs.	6,292.2	Rs.	44,766.4	Rs.	146,432.4	Rs.	214,342.4	Rs.	287,953.1	Rs.	73,010.2	Rs.	—	Rs.	773,314.5
Non-performing		155.9		836.6		4,397.4		11,112.3		10,159.4		1,086.1		4,267.6		—		32,015.3

Subtotal	Rs.	673.7	Rs.	7,128.8	Rs.	49,163.8	Rs.	157,544.7	Rs.	224,501.8	Rs.	289,039.2	Rs.	77,277.8	Rs.	—	Rs.	805,329.8
Housing loans
Performing	Rs.	272,061.4	Rs.	111,758.9	Rs.	105,069.4	Rs.	152,564.7	Rs.	55,570.3	Rs.	38.9	Rs.	—	Rs.	—	Rs.	697,063.6
Non-performing		2,407.3		1,082.6		744.5		865.9		71.6		—		—		—		5,171.9

Subtotal	Rs.	274,468.7	Rs.	112,841.5	Rs.	105,813.9	Rs.	153,430.6	Rs.	55,641.9	Rs.	38.9	Rs.	—	Rs.	—	Rs.	702,235.5
Other retail loans
Performing	Rs.	2,406.7	Rs.	8,530.0	Rs.	20,090.5	Rs.	45,854.0	Rs.	129,946.8	Rs.	483,241.9	Rs.	576,986.7	Rs.	—	Rs.	1,267,056.6
Non-performing		2,626.0		1,214.6		2,082.0		4,710.1		7,442.1		1,534.0		19,975.6		—		39,584.4

Subtotal	Rs.	5,032.7	Rs	9,744.6	Rs.	22,172.5	Rs.	50,564.1	Rs.	137,388.9	Rs.	484,775.9	Rs.	596,962.3	Rs.	—	Rs.	1,306,641.0

Total	Rs.	325,017.0	Rs.	223,465.6	Rs.	460,687.0	Rs.	875,535.7	Rs.	1,399,092.4	Rs.	2,258,375.6	Rs.	1,961,778.3	Rs.	324,881.0	Rs.	7,828,832.6

The following table provides information on primary credit quality indicators as at March 31, 2022:

Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	8,466.2	Rs.	42,634.8	Rs.	89,161.9	Rs.	169,606.1	Rs.	252,295.7	Rs.	455,114.6	Rs.	5,072.1	Rs.	—	Rs.	1,022,351.4
Non-performing		846.1		2,866.6		5,455.2		6,323.4		2,973.5		661.7		1,315.1		—		20,441.6

Subtotal	Rs.	9,312.3	Rs.	45,501.4	Rs.	94,617.1	Rs.	175,929.5	Rs.	255,269.2	Rs.	455,776.3	Rs.	6,387.2	Rs.	—	Rs.	1,042,793.0
Personal loans/Credit card
Performing	Rs.	1,374.4	Rs.	14,320.8	Rs.	67,477.1	Rs.	225,561.4	Rs.	336,526.1	Rs.	947,277.0	Rs.	381,900.4	Rs.	339,477.1	Rs.	2,313,914.3
Non-performing		201.7		910.2		4,184.4		7,967.1		3,931.7		1,722.7		6,405.6		2,734.1		28,057.5

Subtotal	Rs.	1,576.1	Rs.	15,231.0	Rs.	71,661.5	Rs.	233,528.5	Rs.	340,457.8	Rs.	948,999.7	Rs.	388,306.0	Rs.	342,211.2	Rs.	2,341,971.8
Retail business banking
Performing	Rs.	52,347.2	Rs.	78,959.8	Rs.	97,361.4	Rs.	151,964.0	Rs.	306,673.0	Rs.	569,687.0	Rs.	1,324,274.5	Rs.	—	Rs.	2,581,266.9
Non-performing		3,661.9		3,736.0		3,429.5		2,598.7		2,880.8		412.2		19,101.1		—		35,820.2

Subtotal	Rs.	56,009.1	Rs.	82,695.8	Rs.	100,790.9	Rs.	154,562.7	Rs.	309,553.8	Rs.	570,099.2	Rs.	1,343,375.6	Rs.	—	Rs.	2,617,087.1
Commercial vehicle and construction equipment finance
Performing	Rs.	1,837.4	Rs.	16,022.5	Rs.	69,418.2	Rs.	125,223.1	Rs.	185,561.0	Rs.	426,434.1	Rs.	101,478.2	Rs.	—	Rs.	925,974.5
Non-performing		210.8		1,391.5		6,224.5		8,010.6		3,883.8		651.3		4,719.0		—		25,091.5

Subtotal	Rs.	2,048.2	Rs.	17,414.0	Rs.	75,642.7	Rs.	133,233.7	Rs.	189,444.8	Rs.	427,085.4	Rs.	106,197.2	Rs.	—	Rs.	951,066.0
Housing loans
Performing	Rs.	301,103.3	Rs.	85,682.1	Rs.	127,339.2	Rs.	46,798.3	Rs.	0.6	Rs.	263,480.5	Rs.	—	Rs.	—	Rs.	824,404.0
Non-performing		1,597.6		504.1		1,472.2		2,193.9		512.8		197.8		—		—		6,478.4

Subtotal	Rs.	302,700.9	Rs.	86,186.2	Rs.	128,811.4	Rs.	48,992.2	Rs.	513.4	Rs.	263,678.3	Rs.	—	Rs.	—	Rs.	830,882.4
Other retail loans
Performing	Rs.	4,260.4	Rs.	11,266.3	Rs.	20,843.1	Rs.	51,074.6	Rs.	131,647.7	Rs.	567,032.4	Rs.	691,150.7	Rs.	—	Rs.	1,477,275.2
Non-performing		2,989.1		1,434.6		4,470.0		10,682.7		3,645.0		1,004.1		25,233.7		—		49,459.2

Subtotal	Rs.	7,249.5	Rs	12,700.9	Rs.	25,313.1	Rs.	61,757.3	Rs.	135,292.7	Rs.	568,036.5	Rs.	716,384.4	Rs.	—	Rs.	1,526,734.4

Total	Rs.	378,896.1	Rs.	259,729.3	Rs.	496,836.7	Rs.	808,003.9	Rs.	1,230,531.7	Rs.	3,233,675.4	Rs.	2,560,650.4	Rs.	342,211.2	Rs.	9,310,534.7

Total	US$	4,994.0	US$	3,423.3	US$	6,548.5	US$	10,649.8	US$	16,218.9	US$	42,621.3	US$	33,750.5	US$	4,510.5	US$	122,716.9

Wholesale loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as at March 31, 2021.

Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	3,939.4	Rs.	3,332.3	Rs.	298,631.5	Rs.	324,816.0	Rs.	568,907.1	Rs.	2,007,206.0	Rs.	930,417.0	Rs.	4,137,249.3
Labeled		—		—		7,503.2		10,194.9		2,427.6		4,073.6		13,257.2		37,456.5
Non-performing		445.8		84.3		10,893.1		4,778.7		1,445.3		2,255.7		20,276.6		40,179.5

Total	Rs.	4,385.2	Rs.	3,416.6	Rs.	317,027.8	Rs.	339,789.6	Rs.	572,780.0	Rs.	2,013,535.3	Rs.	963,950.8	Rs.	4,214,885.3

The following table provides information on primary credit quality indicators as at March 31, 2022.

Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	5,289.7	Rs.	186,145.4	Rs.	195,703.7	Rs.	421,349.1	Rs.	1,006,687.4	Rs.	2,232,372.3	Rs.	984,145.8	Rs.	5,031,693.4
Labeled		—		3,297.2		5,164.1		1,632.6		4,045.0		11,447.4		9,808.5		35,394.8
Non-performing		569.7		4,666.1		5,833.7		361.1		479.0		1,301.6		18,709.9		31,921.1

Total	Rs.	5,859.4	Rs.	194,108.7	Rs.	206,701.5	Rs.	423,342.8	Rs.	1,011,211.4	Rs.	2,245,121.3	Rs.	1,012,664.2	Rs.	5,099,009.3

Total	US$	77.2	US$	2,558.4	US$	2,724.4	US$	5,579.8	US$	13,328.2	US$	29,591.7	US$	13,347.4	US$	67,207.2

Receivable By Industry
Non-performing Financing Receivables
Non-performing
loans by industry as of March 31, 2021 and March 31, 2022 are as follows:

	As of March 31, 2021
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	47,028.8
—Agri Production—Food		21,028.5
—Road Transportation		18,344.8
—Retail Trade		17,242.9
—Agri Allied		10,829.6
—Others (none greater than 5% of non-performing loans)		99,307.8

Total	Rs.	213,782.4

	As of March 31, 2022
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	35,554.7	US$	468.6
—Agri Production—Food		23,569.7		310.7
—Retail Trade		15,124.1		199.3
—Agri Allied		13,255.0		174.7
—Road Transportation		12,961.6		170.8
—Consumer services		10,352.3		136.4
—Others (none greater than 5% of non-performing loans)		86,452.1		1,139.6

Total	Rs.	197,269.5	US$	2,600.1

Summary information relating to
non-performing
loans during the fiscal years ended March 31, 2020, March 31, 2021 and March 31, 2022 is as follows:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Average impaired loans	Rs.	148,924.7	Rs.	185,604.7	Rs.	205,526.0	US$	2,708.9
Interest income recognized on non-performing loans	Rs.	10,160.5	Rs.	7,025.3	Rs.	11,881.0	US$	156.6